Global Atlantic Portfolios

Global Atlantic BlackRock Allocation Portfolio

Global Atlantic BlackRock Disciplined Core Portfolio

Global Atlantic BlackRock Disciplined Growth Portfolio

Global Atlantic BlackRock Disciplined International Core Portfolio

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Global Atlantic BlackRock Disciplined Value Portfolio

Global Atlantic BlackRock High Yield Portfolio

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

(each a series of Forethought Variable Insurance Trust)

Class I, II and III shares

Supplement dated December 21, 2018

to the Prospectus dated April 27, 2018 (the “Prospectus”)

I.               Effective January 1, 2019, the benchmark for the Global Atlantic BlackRock High Yield Portfolio is changed to the ICE BofAML BB-B US High Yield Constrained Index. Global Atlantic Investment Advisors, LLC (the “Adviser”) believes that the new benchmark better reflects the Fund’s investment strategy.  Accordingly, under the heading “PORTFOLIO SUMMARY – PRINCIPAL INVESTMENT STRATEGIES,” for Global Atlantic BlackRock High Yield Portfolio, the last paragraph of the Principal Investment Strategy is deleted and replaced with the following:

The Portfolio’s benchmark index is the ICE BofAML BB-B US High Yield Constrained Index. The ICE BofAML BB-B US High Yield Constrained Index contains all securities in the ICE BofAML US High Yield Index rated BB1 through B3, based on an average of Moody’s, S&P, and Fitch, but caps issuer exposure at 2%.  Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%.

II.          Jonathan Beinner will be retiring from Goldman Sachs on March 31, 2019. As a result, effective January 1, 2019, Mr. Beinner will no longer serve as a portfolio manager for the Global Atlantic Goldman Sachs Core Fixed Income Portfolio. In addition, on January 1, 2019, Ashish Shah will serve as a portfolio manager for the Global Atlantic Goldman Sachs Core Fixed Income Portfolio. Accordingly, effective January 1, 2019, all references to Mr. Beinner in the Prospectus are deleted in their entirety.

A.         The information under the heading “PORTFOLIO SUMMARY – MANAGEMENT,” is updated to include the following row in the table above the row for Mr. Swell:

Ashish Shah	Co-Chief Investment Officer of GSAM Global Fixed Income	January 1, 2019

B.          Under the heading “MANAGEMENT – SUB-ADVISER PORTFOLIO MANAGERS,” the following is added:

Ashish Shah, Co-Chief Investment Officer of GSAM Global Fixed Income

Mr. Shah is Co-Chief Investment Officer of Global Fixed Income, Global Head of Corporate Credit and Head of the Cross-Sector Strategy within Fixed Income. Mr. Shah joined the Investment Adviser in 2018. Mr. Shah was previously at AllianceBernstein from 2010 to 2018, where he was most recently the Head of Fixed Income and Chief Investment Officer of Global Credit.

III.                       Effective January 1, 2019, Global Atlantic Distributors, LLC (“GAD”) will become the principal underwriter (distributor) for the Portfolios and Northern Lights Distributors, LLC will no longer serve as the Portfolios’ principal underwriter. GAD is registered as a broker-dealer with the U.S. Securities and Exchange Commission and is a member of the Financial Industry Regulatory Authority. GAD’s principal office is located at One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103. GAD is an affiliate of Global Atlantic Investment Advisors, LLC, the Portfolios’ investment adviser. Accordingly, effective January 1, 2019, all references to Northern Lights Distributors, LLC and its address, 17605 Wright Street, Omaha, Nebraska 68130, in the Prospectus are deleted in their entirety and replaced with Global Atlantic Distributors, LLC and One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103, respectively.

This Supplement should be retained with you Prospectus, Summary Prospectus and Statement of Additional Information for future reference.  These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  These documents are available upon request and without charge by calling Shareholder Services at 1-877-881-7735.

Please retain this Supplement for future reference.

FVIT-1023_122118

Global Atlantic Portfolios

Global Atlantic BlackRock Allocation Portfolio

Global Atlantic BlackRock Disciplined Core Portfolio

Global Atlantic BlackRock Disciplined Growth Portfolio

Global Atlantic BlackRock Disciplined International Core Portfolio

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Global Atlantic BlackRock Disciplined Value Portfolio

Global Atlantic BlackRock High Yield Portfolio

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

Class I, II and III shares

Supplement dated December 21, 2018

to the Statement of Additional Information dated

April 27, 2018, as supplemented September 11, 2018 (the “SAI”)

I.                                        Effective January 1, 2019, Global Atlantic Distributors, LLC (“GAD”) will become the principal underwriter (distributor) for the Portfolios and Northern Lights Distributors, LLC will no longer serve as the Portfolios’ principal underwriter. GAD is registered as a broker-dealer with the U.S. Securities and Exchange Commission and is a member of the Financial Industry Regulatory Authority. GAD’s principal office is located at One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103. GAD is an affiliate of Global Atlantic Investment Advisors, LLC, the Portfolios’ investment adviser. Accordingly, effective January 1, 2019, all references to Northern Lights Distributors, LLC and its address, 17605 Wright Street, Omaha, Nebraska 68130, in the SAI are deleted in their entirety and replaced with Global Atlantic Distributors, LLC and One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103, respectively.

II.            Jonathan Beinner will be retiring from Goldman Sachs on March 31, 2019. As a result, effective January 1, 2019, Mr. Beinner will no longer serve as a portfolio manager for the Global Atlantic Goldman Sachs Core Fixed Income Portfolio. In addition, on January 1, 2019, Ashish Shah will serve as a portfolio manager for the Global Atlantic Goldman Sachs Core Fixed Income Portfolio. Accordingly, effective January 1, 2019, all references to Mr. Beinner in the SAI are deleted in their entirety.

A.            Under the heading “PORTFOLIO MANAGERS,” the fifth sentence of the first paragraph is deleted and replaced with the following:

Ashish Shah and Michael Swell are the portfolio managers and are responsible for the day-to-day management of the Global Atlantic Goldman Sachs Core Fixed Income Portfolio.

B.            The information under the heading “PORTFOLIO MANAGERS – GSAM,” is updated to include the following:

GSAM

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee

Ashish Shah*
Registered Investment Cos.	61	$234.3 billion	0	N/A
Other Pooled Investment Vehicles	400	$216.0 billion	3	$3.2 billion
Other Accounts	4,135	$365.9 billion	51	$20.8 billion

* Information is as of September 30, 2018.

C.            Under the heading “PORTFOLIO MANAGERS – OWNERSHIP OF SECURITIES,” the sentence is deleted and replaced with the following:

The portfolio managers, except Mr. Shah do not own shares of the Portfolios they manage as of December 31, 2017.  Mr. Shah does not own shares of the Portfolio he manages as of October 31, 2018.

____________________________

This Supplement should be retained with you Prospectus, Summary Prospectus and Statement of Additional Information for future reference.  These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  These documents are available upon request and without charge by calling Shareholder Services at 1-877-881-7735.

Please retain this Supplement for future reference.

FVIT-1026_12218